Financial assets and liabilities - Commodity Price Exposure (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about hedged items [line items]
Net gains (losses) on change in fair value of derivatives	$ (9)	$ 12	$ (37)	$ 112
Commodity price risk
Disclosure of detailed information about hedged items [line items]
Net gains (losses) on change in fair value of derivatives	$ 6		$ 2
Percentage of possible change in risk variable	25.00%		25.00%
Reasonably possible change in risk variable impact on net earnings	$ 4		$ 4
Settlement of share-based compensation plans | Fuel swaps | Commodity price risk | Net asset value
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	$ 2		$ 2